Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of composition
	Year ended December 31,	Year ended December 31,
	2021	2020

Consoles	1,560	1,817
Disposables	1,208	1,006
Exclusive distribution agreement	1,370	1,045
	4,138	3,868